Statements of Shareholders' Equity (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Shares
Balance at beginning of the year	52,031,435	51,934,360	51,884,121
Issued upon exercise of stock options and warrants	438,900	54,518
Issued through private placement, net of issue costs	1,158,441		50,239
Shares issued for services
Transfer from contributed capital upon exercise of stock options and warrants	127,911	42,557
Balance at end of the year	53,756,687	52,031,435	51,934,360
Preferred Shares
Balance at beginning and end of the year	3,489,000	3,489,000	3,489,000
Contributed Capital
Balance at beginning of the year	4,659,026	3,939,953	3,519,072
Recognition of stock based compensation expense	344,800	761,630	529,660
Contributed capital transferred to common shares pursuant to exercise of options and warrants	(127,911)	(42,557)
Value attributed to warrants issued on private placement [note 7]	329,386
Opening balance adjustment upon change in accounting policy [note 2]			(108,779)
Balance at end of the year	5,205,301	4,659,026	3,939,953
Deficit
Balance at beginning of the year	(59,493,359)	(55,040,931)	(52,703,170)
Opening balance adjustment upon change in accounting policy [note 2]			67,364
Net loss and comprehensive loss for the year	(3,584,601)	(4,452,428)	(2,405,125)
Balance at end of the year	(63,077,960)	(59,493,359)	(55,040,931)
Accumulated Other Comprehensive Income
Balance at beginning and end of the year	710,935	710,935	710,935
Total Shareholders' Equity at end of the year	83,963	1,397,037	5,033,317